Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

March 4, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	DWS Global Income Builder Fund (the “Fund”), a series of DWS Market Trust (the “Trust”);
(Reg. Nos. 002-21789 and 811-01236)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 102 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on February 28, 2013.

Please direct any comments or questions on this filing to the undersigned at (617) 295-2565.

Very truly yours,

                     /s/Caroline Pearson

Caroline Pearson
Managing Director
Deutsche Investment Management Americas Inc.

cc:           Matthew Brunmeier, Esq., Vedder Price